Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net, consist of the following:

	As of
	June 30, 2025	December 31, 2024
Office equipment and furniture	$189,505	$185,982
Transportation vehicles	500,041	490,745
Mechanical equipment	1,558,362	1,529,390
Building	9,054,834	8,886,497
Subtotal	11,302,742	11,092,614
Less: accumulated depreciation	(2,695,304)	(2,188,483)
Plant and equipment, net	$8,607,438	$8,904,131